Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 962	$ 1,771	$ 8,213	$ 22,343
Cost of revenue	3,395	3,734	11,416	24,240
Gross profit	(2,433)	(1,963)	(3,203)	(1,897)
Operating expenses:
Selling, general, and administrative expenses	10,938	7,305	39,976	20,260
Research and development expenses	24,802	15,980	72,573	35,900
Total operating expenses	35,740	23,285	112,549	56,160
Loss from operations	(38,173)	(25,248)	(115,752)	(58,057)
Other income (expense):
Forgiveness of PPP loan			2,860	0
Interest expense, net	(2,653)	(147)	(4,781)	(189)
Equity method investment loss	207	(163)	(703)	(1,274)
Change in fair value of debt instruments	0	(39,653)	(59,916)	(20,163)
Change in fair value of warrant liabilities	211	0	10,827	0
Gain (loss) on foreign currency	(1,228)	534	119	(25)
Total other income (expense)	(3,477)	(39,429)	(51,594)	(21,651)
Loss before income taxes	(41,650)	(64,677)	(167,346)	(79,708)
Provision for income tax	131	100	667	569
Net loss and comprehensive loss	(41,781)	(64,777)	(168,013)	(80,277)
Unrealized loss on available-for-sale securities	(291)	0
Total other comprehensive loss	(291)	0
Net loss and comprehensive loss	$ (42,072)	$ (64,777)	$ (168,013)	$ (80,277)
Net loss per share:
Basic (in dollars per share)			$ (1.66)	$ (0.96)
Diluted (in dollars per share)			$ (1.66)	$ (0.96)
Earnings Per Share, Basic and Diluted	$ (0.33)	$ (0.77)
Weighted-average shares outstanding:
Basic (in shares)			100,917,939	83,457,400
Diluted (in shares)			100,917,939	83,457,400
Weighted average ordinary shares outstanding	128,443,050	83,883,581
Other Nonoperating Expense	$ (14)	$ 0